497(c)
                                                             File No. 333-125838

[JOHN HANCOCK(R) LOGO]
----------------------
  JOHN HANCOCK FUNDS

                                                          John Hancock Funds III

                                                               CLASS I SHARES

                                                                  Growth Fund

                                                    Growth Opportunities Fund

                                                      International Core Fund

                                                    International Growth Fund

                                                         Intrinsic Value Fund

                                                               U.S. Core Fund

                                                     Value Opportunities Fund

--------------------------------------------------------------------------------

Prospectus

6.12.2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK FUNDS III
      --------------------------------------------------------------------------
      Growth Fund                                                              4
      Growth Opportunities Fund                                                6
      International Core Fund                                                  8
      International Growth Fund                                               10
      Intrinsic Value Fund                                                    12
      U.S. Core Fund                                                          14
      Value Opportunities Fund                                                16

      PRINCIPAL RISKS
      --------------------------------------------------------------------------
      Description of principal risks                                          18

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Who can buy shares                                                      22
      Opening an account                                                      22
      Buying shares                                                           24
      Selling shares                                                          25
      Transaction policies                                                    27
      Dividends and account policies                                          29
      Additional Investor Services                                            29

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      30
      Management biographies                                                  31
      Financial highlights                                                    33

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Funds III

This prospectus contains information regarding series (each a fund and collectively, the funds) of John Hancock Funds III (the Trust). Summary descriptions of each fund, which set forth each fund's investment objective and describe each fund's principal investment strategies and principal risks, are provided in the next section of this prospectus. The summaries are not designed to be all-inclusive and each fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about each fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

Who may want to invest

These funds may be appropriate for investors who:

o     have longer time horizons

o     want to diversify their portfolios

o     are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

These funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment that may go up and down in value

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time.

[LOGO]

Principal risks

The major risk factors associated with the fund.

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index. As of April 30, 2006, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $65 million to $401.6 billion.

The subadviser uses proprietary research and quantitative models to identify stocks it believes have improving fundamentals. From that group the subadviser then selects those stocks it believes have growth characteristics and that trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

Benchmark Index (reflects no fees or taxes)

Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

[LOGO]

PRINCIPAL RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o     Market risk -- Equity securities

o     Market risk -- Growth securities

o     Medium and smaller company risk

o     Derivatives risk

o     Non-diversification risk

o     Credit and counterparty risk

o     Management risk

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee(1)                                                          0.80%
--------------------------------------------------------------------------------
Other expenses                                                             0.39%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.19%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6/30/07)                 0.19%
--------------------------------------------------------------------------------
Net fund operating expenses(2)                                             1.00%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                       Year 1     Year 3
--------------------------------------------------------------------------------
Class I                                                          $102       $359

(1) The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of Growth Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

(2) The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.00% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

--------------------------------------------------------------------------------
SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Responsible for day-to-day investment management

Founded in 1977

Supervised by the Adviser

See page 31 for the management biographies.

FUND CODES

Class I      Ticker           GORIX
             CUSIP            47803T684
             Newspaper        --
             SEC number       811-21777
             JH fund number   486

Growth Opportunities Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2006, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $3 million to $14.3 billion. In addition, as of April 30, 2006, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.34 billion, and the median market capitalization was approximately $860 million. Under normal circumstances, the fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small-and mid-cap company stocks the subadviser believes have improving fundamentals. From that group the subadviser then selects small- and mid-cap company stocks it believes have growth characteristics and which trade at prices below what the sub-adviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Benchmark Index (reflects no fees or taxes)

Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

[LOGO]

PRINCIPAL RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o     Market risk -- Equity securities

o     Market risk -- Growth securities

o     Liquidity risk

o     Medium and smaller company risk

o     Derivatives risk

o     Non-diversification risk

o     Credit and counterparty risk

o     Management risk

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee(1)                                                          0.80%
--------------------------------------------------------------------------------
Other expenses                                                             1.34%
--------------------------------------------------------------------------------
Total fund operating expenses                                              2.14%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6/30/07)                 1.00%
--------------------------------------------------------------------------------
Net fund operating expenses(2)                                             1.14%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                       Year 1     Year 3
--------------------------------------------------------------------------------
Class I                                                          $116       $574

(1) The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of Growth Opportunities Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

(2) The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.14% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

--------------------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Responsible for day-to-day investment management

Founded in 1977

Supervised by the Adviser

See page 31 for the management biographies.

FUND CODES

Class I      Ticker           GOSIX
             CUSIP            47803T759
             Newspaper        --
             SEC number       811-21777
             JH fund number   484

International Core Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks high total return. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:

o     Stocks -- valuation, firm quality and improving fundamentals;

o Countries -- stock market valuation, positive GDP trends, positive market sentiment and industrial competitiveness; and

o Currencies -- export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund's exposure to market capitalization categories (e.g., small cap, medium cap and large cap) relative to the fund's benchmark, the MSCI EAFE Index. As of April 30, 2006, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $67.4 million to $254.7 billion.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Benchmark Index (reflects no fees or taxes)

MSCI EAFE Index (Europe, Australasia, and Far East), a large-capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

[LOGO]

PRINCIPAL RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o     Market risk -- Equity securities

o     Market risk -- Value securities

o     Liquidity risk

o     Medium and smaller company risk

o     Derivatives risk

o     Foreign investment risk

o     Currency risk

o     Credit and counterparty risk

o     Management risk

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee(1)                                                          0.89%
--------------------------------------------------------------------------------
Other expenses                                                             1.30%
--------------------------------------------------------------------------------
Total fund operating expenses                                              2.19%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6/30/07)                 0.99%
--------------------------------------------------------------------------------
Net fund operating expenses(2)                                             1.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                       Year 1     Year 3
--------------------------------------------------------------------------------
Class I                                                          $122       $590

(1) The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of International Core Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.920% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.880% for aggregate assets under management in excess of $1 billion.

(2) The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

--------------------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Responsible for day-to-day investment management

Founded in 1977

Supervised by the Adviser

See page 31 for the management biographies.

FUND CODES

Class I      Ticker           GOCIX
             CUSIP            47803T494
             Newspaper        --
             SEC number       811-21777
             JH fund number   466

International Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks high total return primarily through capital appreciation. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments.

The subadviser, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subad-viser uses quantitative models and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subad-viser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

Benchmark Index (reflects no fees or taxes)

S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country.

[LOGO]

PRINCIPAL RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o     Market risk -- Equity securities

o     Market risk -- Growth securities

o     Liquidity risk

o     Medium and smaller company risk

o     Derivatives risk

o     Foreign investment risk

o     Currency risk

o     Credit and counterparty risk

o     Management risk

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee(1)                                                          0.92%
--------------------------------------------------------------------------------
Other expenses                                                             0.87%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.79%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6/30/07)                 0.59%
--------------------------------------------------------------------------------
Net fund operating expenses(2)                                             1.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                       Year 1     Year 3
--------------------------------------------------------------------------------
Class I                                                          $122       $506

(1) The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of International Growth Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.920% for aggregate assets under management up to and including $100 million, 0.895% for aggregate assets under management in excess of $100 million and up to and including $1 billion and a final rate of 0.880% for aggregate assets under management in excess of $1 billion.

(2) The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

--------------------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Responsible for day-to-day investment management

Founded in 1977

Supervised by the Adviser

See page 31 for the management biographies.

FUND CODES

Class I      Ticker           GOGIX
             CUSIP            47803T627
             Newspaper        --
             SEC number       811-21777
             JH fund number   487

Intrinsic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks to achieve long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and value characteristics similar to those of companies with stocks in the Index. As of April 30, 2006, the market capitalization of companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, ranged from $65 million to $401.6 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks trade at prices below what the sub-adviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

Benchmark Index (reflects no fees or taxes)

Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

[LOGO]

PRINCIPAL RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o     Market risk -- Equity securities

o     Market risk -- Value securities

o     Medium and smaller company risk

o     Derivatives risk

o     Non-diversification risk

o     Credit and counterparty risk

o     Management risk

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee(1)                                                          0.78%
--------------------------------------------------------------------------------
Other expenses                                                             0.48%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.26%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6/30/07)                 0.31%
--------------------------------------------------------------------------------
Net fund operating expenses(2)                                             0.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                       Year 1     Year 3
--------------------------------------------------------------------------------
Class I                                                           $97       $369

(1) The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of Intrinsic Value Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.780% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

(2) The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.95% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

--------------------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Responsible for day-to-day investment management

Founded in 1977

Supervised by the Adviser

See page 31 for the management biographies.

FUND CODES

Class I      Ticker           GOVIX
             CUSIP            47803T817
             Newspaper        --
             SEC number       811-21777
             JH fund number   451

U.S. Core Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks high total return relative to its benchmark. Total return reflects all investment returns, including capital appreciation and any income. The fund seeks to achieve its objective by outperforming its benchmark, currently the S&P 500 Index, an index of U.S. stocks independently maintained and published by Standard & Poor's.

To gain broad exposure to the U.S. equity market, the fund typically makes equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. As of April 30, 2006, the market capitalization of companies that issue stocks included in the S&P 500 Index ranged from $81 million to $401.6 billion. Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks the subadviser believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

Benchmark Index (reflects no fees or taxes)

S&P 500 Index, an index of U.S. stocks, independently maintained and published by Standard & Poor's.

[LOGO]

PRINCIPAL RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o     Market risk -- Equity securities

o     Market risk -- Value securities

o     Medium and smaller company risk

o     Derivatives risk

o     Credit and counterparty risk

o     Management risk

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee(1)                                                          0.76%
--------------------------------------------------------------------------------
Other expenses                                                             0.39%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.15%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6/30/07)                 0.20%
--------------------------------------------------------------------------------
Net fund operating expenses(2)                                             0.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                       Year 1     Year 3
--------------------------------------------------------------------------------
Class I                                                           $97       $346

(1) The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of U.S. Core Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.780% for aggregate assets under management up to and including $500 million, 0.76% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.75% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.74% for aggregate assets under management in excess of $2.5 billion.

(2) The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.95% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

--------------------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Responsible for day-to-day investment management

Founded in 1977

Supervised by the Adviser

See page 31 for the management biographies.

FUND CODES

Class I      Ticker           GOTIX
             CUSIP            47803T106
             Newspaper        --
             SEC number       811-21777
             JH fund number   465

Value Opportunities Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of April 30, 2006, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from $3 million to $14.3 billion. In addition, as of April 30, 2006, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.34 billion, and the median market capitalization was approximately $860 million. Under normal circumstances, the fund invests at least 80% of its assets in small- and mid-cap companies.

The subadviser uses proprietary research and quantitative models to identify small-and mid-cap company stocks it believes have improving fundamentals and that trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

Benchmark Index (reflects no fees or taxes)

Russell 2500 Value Index, which measures the performance of stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

[LOGO]

PRINCIPAL RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o     Market risk -- Equity securities

o     Market risk -- Value securities

o     Liquidity risk

o     Medium and smaller company risk

o     Derivatives risk

o     Credit and counterparty risk

o     Management risk

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses                                                Class I
--------------------------------------------------------------------------------
Management fee(1)                                                          0.80%
--------------------------------------------------------------------------------
Other expenses                                                             0.59%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.39%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 6/30/07)                 0.40%
--------------------------------------------------------------------------------
Net fund operating expenses(2)                                             0.99%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                       Year 1     Year 3
--------------------------------------------------------------------------------
Class I                                                          $101       $401

(1) The management fees paid to the Adviser are subject to a breakpoint schedule. The net assets of certain other John Hancock accounts managed by GMO under a similar strategy will be aggregated with the assets of Value Opportunities Fund for purposes of determining the management fee when applying the following breakpoint schedule: 0.80% for aggregate assets under management up to and including $500 million, 0.78% for aggregate assets under management in excess of $500 million and up to and including $1 billion, 0.77% for aggregate assets under management in excess of $1 billion and up to and including $2.5 billion, and a final rate of 0.76% for aggregate assets under management in excess of $2.5 billion.

(2) The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.99% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

--------------------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Responsible for day-to-day investment management

Founded in 1977

Supervised by the Adviser

See page 31 for the management biographies.

FUND CODES

Class I      Ticker           GMPIX
             CUSIP            47803T569
             Newspaper        --
             SEC number       811-21777
             JH fund number   463

Principal risks

--------------------------------------------------------------------------------
DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each fund. Risks not marked for a particular fund may, however, still apply to some extent to the fund at various times.

-----------------------------------------------------------------------------------------------------------------------------------
                                         Medium and                 Foreign               Non-             Credit and
                      Market  Liquidity  Smaller       Derivatives  Investment  Currency  Diversification  Counterparty  Management
                      Risk    Risk       Company Risk  Risk         Risk        Risk      Risk             Risk          Risk
-----------------------------------------------------------------------------------------------------------------------------------
Growth                  X                     X             X                                    X              X            X
-----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities    X         X           X             X                                    X              X            X
-----------------------------------------------------------------------------------------------------------------------------------
International Core      X         X           X             X           X          X                            X            X
-----------------------------------------------------------------------------------------------------------------------------------
International Growth    X         X           X             X           X          X                            X            X
-----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value         X                     X             X                                    X              X            X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Core               X                     X             X                                                   X            X
-----------------------------------------------------------------------------------------------------------------------------------
Value Opportunities     X         X           X             X                                                   X            X
-----------------------------------------------------------------------------------------------------------------------------------

Factors that may affect a particular fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All funds could be subject to additional risks because the types of investments made by each fund may change over time. The SAI includes more information about the funds and their investments.

Market risk All of the funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a fund. General market risks associated with investments in equity and fixed income securities include the following:

Equity securities A principal risk of each fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the subadviser anticipates. Since value criteria are used extensively by the subad-viser across the funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Intrinsic Value Fund and Value Opportunities Fund, which invest primarily in value securities.

18 PRINCIPAL RISKS

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund, Growth Opportunities Fund and International Growth Fund, which invest primarily in growth securities.

Liquidity risk Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a fund may be prevented from selling particular securities at an advantageous price. All of the funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, but are particularly pronounced for the Growth Opportunities Fund and Value Opportunities Fund, each of which primarily makes investments in companies with smaller or medium-sized market capitalizations.

Derivatives risk All of the funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds' actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly,

                                                              PRINCIPAL RISKS 19
from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the International Core Fund and International Growth Fund, which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Many of the funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Core Fund and International Growth Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Growth Fund, Growth Opportunities Fund and Intrinsic Value Fund are not "diversified" within the meaning of the Investment Company Act of 1940, as amended (1940 Act). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation

20 PRINCIPAL RISKS

(Freddie Mac), Federal National Mortgage Association (Fannie Mae), and
Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk Each fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the funds, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

                                                              PRINCIPAL RISKS 21

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

      o     Retirement and other benefit plans and their participants

      o Rollover assets for participants whose plans are invested in the fund

      o     Endowment funds and foundations

      o Any state, county or city, or its instrumentality, department, authority or agency

      o Accounts registered to insurance companies, trust companies and bank trust departments

      o     Investment companies not affiliated with the Adviser

      o Investors who participate in fee-based, wrap and other investment platform programs

      o     Any entity that is considered a corporation for tax purposes

      o Fund trustees and other individuals who are affiliated with these and other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5     Make your initial investment using the table on the following page.

6     Important information about opening a new account

      To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o     directly, by the payment of sales commissions, if any;

o     indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds'

22 YOUR ACCOUNT
shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The SAI discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provision of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

        Opening an account                                            Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o  Make out a check for the investment amount, payable to     o  Make out a check for the investment amount payable to "John
           "John Hancock Signature Services, Inc."                       Hancock Signature Services, Inc."

        o  Deliver the check and your completed application to your   o  If your account statement has a detachable investment slip,
           financial representative, or mail them to Signature           please complete it in its entirety. If no slip is
           Services (address below).                                     available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which
                                                                         the account is registered.

                                                                      o  Deliver the check and investment slip or note to your
                                                                         financial representative, or mail them to Signature
                                                                         Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o  Call your financial representative or Signature Services   o  Call your financial representative or Signature Services to
           to request an exchange.                                       request an exchange.

        o  You may only exchange for Class I shares, for other        o  You may only exchange for Class I shares, for other Class I
           Class I shares or Money Market Fund Class A shares.           shares or Money Market Fund Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o  Deliver your completed application to your financial       o  Obtain wiring instructions by calling Signature Services at
           representative or mail it to Signature Services.              1-888-972-8696.

        o  Obtain your account number by calling your financial       o  Instruct your bank to wire the amount of your investment representative or Signature Services.
                                                                      Specify the fund name(s), your share class, your account
        o  Obtain wiring instructions by calling Signature Services   number and the name(s) in which the account is registered.
           at 1-888-972-8696.                                         Your bank may charge a fee to wire funds.

        Specify the fund name(s), your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  See "By exchange" and "By wire."                              o  Verify that your bank or credit union is a member of the
                                                                         Automated Clearing House (ACH) system.

                                                                      o  Complete the "To Purchase, Exchange or Redeem Shares via
                                                                         Telephone" and "Bank Information" sections on your account application.

                                                                      o  Call Signature Services between 8:30 A.M. and 5:00 P.M.
                                                                         Eastern Time on most business days to verify that these
                                                                         features are in place on your account.

                                                                      o  Call your financial representative or Signature Services with the fund name(s), your share class, your account
                                                                         number, the name(s) in which the account is registered and the amount of your investment.

--------------------------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------

24 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                      To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o  Sales of any amount.                                       o  Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

                                                                      o  Include all signatures and any additional documents that may be required (see next page).

                                                                      o  Mail the materials to Signature Services.

                                                                      o  A check or wire will be sent according to your letter of instruction.

                                                                      o  Certain requests will require a Medallion signature
                                                                         guarantee. Please refer to "Selling shares in writing" on
                                                                         the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  Amounts up to $100,000:

        o  Most accounts.                                             o  Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s)
                                                                         and address on the account.

                                                                      o  To place your request with a representative at John Hancock
                                                                         Funds, call Signature Services between 8:30 A.M. and 5:00 P
                                                                         .M. Eastern Time on most business days or your financial
                                                                         representative.

        Amounts up to $5 million:

        o  Available to the following types of accounts: custodial    o  Redemption proceeds exceeding $100,000 must be wired to
           accounts held by banks, trust companies or                    your designated bank account.
           broker-dealers; endowments and foundations; corporate
           accounts; group retirement plans; and pension accounts
           (excluding IRAs, 403(b) plans and all John Hancock
           custodial retirement accounts).

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o  Requests by letter to sell any amount.                     o  To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to
                                                                         an existing account, call Signature Services.

        o  Qualified requests by phone to sell up to $5 million       o  Amounts of $5 million or more will be wired on the next
           (accounts with telephone redemption privileges).              business day.

                                                                      o  Amounts up to $100,000 may be sent by EFT or by check.
                                                                         Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                                                                         service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o  Sales of any amount.                                       o  Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or
                                                                         Signature Services.

                                                                      o  You may only exchange for Class I shares, for other Class I shares or Money Market Fund Class A shares.

                                                                      o  Call your financial representative or Signature Services to request an exchange.

                                                                 YOUR ACCOUNT 25

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check.

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                Requirements for written requests                       [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial          o  Letter of instruction.
accounts for minors).
                                                                      o  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                      o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or          o  Letter of instruction.
association accounts.
                                                                      o  Corporate business/organization resolution, certified
                                                                         within the past 12 months, or a John Hancock Funds
                                                                         business/organization certification form.

                                                                      o  On the letter and the resolution, the signature of the
                                                                         person(s) authorized to sign for the account.

                                                                      o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust and              o  Letter of instruction.
trust accounts.
                                                                      o  On the letter, the signature(s) of the trustee(s).

                                                                      o  Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                                      o  Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a         o  Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                      o  Copy of death certificate.

                                                                      o  Medallion signature guarantee if applicable (see above).

                                                                      o  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                     o  Letter of instruction signed by executor.

                                                                      o  Copy of order appointing executor, certified within the past 12 months.

                                                                      o  Medallion signature guarantee if applicable (see above).

                                                                      o  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or          o  Call 1-888-972-8696 for instructions.
account types not listed above.

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------

26 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, a fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. Each fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. Each fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

                                                                 YOUR ACCOUNT 27

Limitation on exchange activity Each fund, through its agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that a fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Particularly, the Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund and Value Opportunities Fund are subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

28 YOUR ACCOUNT

Certificated shares The funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment that affects your account balance)

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you redeem or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The Statement of Additional Information for the funds contains a description of the funds' policies and procedures regarding disclosure of fund portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings"). The holdings of each fund will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a fund. In addition, the ten largest holdings of each fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. A fund's Form N-CSR and Form N-Q will contain the fund's entire portfolio holdings as of the applicable calendar quarter end.

Fund portfolio holdings information may be found at:
https://www.my401ksales.com

                                                                 YOUR ACCOUNT 29

Fund details

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BUSINESS STRUCTURE

The board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of Growth Opportunities Fund, International Growth Fund, U.S. Core Fund, and Value Opportunities Fund have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees listed in this table represent the applicable rate on each fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to each fund's breakpoint schedule (as described earlier in each fund's summary description) consistent with the actual assets in the fund aggregated with assets in certain other John Hancock accounts managed by the funds' subadviser. Please refer to the SAI for more information regarding the management fees. The management fees paid to the Adviser by the funds are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Growth                                                                     0.80%
--------------------------------------------------------------------------------
Growth Opportunities                                                       0.80%
--------------------------------------------------------------------------------
International Core                                                         0.89%
--------------------------------------------------------------------------------
International Growth                                                       0.92%
--------------------------------------------------------------------------------
Intrinsic Value                                                            0.78%
--------------------------------------------------------------------------------
U.S. Core                                                                  0.76%
--------------------------------------------------------------------------------
Value Opportunities                                                        0.80%

Adviser John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, MA 02210-2805 is the Adviser to the funds.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser Grantham, Mayo, Van Otterloo & Co. LLC (GMO), 40 Rowes Wharf, Boston, MA 02110, serves as subadviser to the funds. GMO is a private company, founded in 1977. As of April 30, 2006, GMO managed on a worldwide basis more than $124 billion for the mutual funds and institutional investors, such as pension plans, endowments, foundations.

30 FUND DETAILS

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MANAGEMENT BIOGRAPHIES

Day-to-day management of each fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant fund's portfolio, and no one person is primarily responsible for day-to-day management of any fund; however, the individuals responsible for managing the implementation and monitoring of the overall portfolio management of the respective funds are listed below. The table below identifies the investment divisions and the funds for which they are responsible.

--------------------------------------------------------------------------------
Investment division                                         Funds managed
--------------------------------------------------------------------------------
U.S. Quantitative                                           Growth
                                                            Growth Opportunities
                                                            Intrinsic Value
                                                            U.S. Core
                                                            Value Opportunities

International Quantitative                                  International Core
                                                            International Growth

Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. The SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of fund shares, if any.

U.S. Quantitative Division The individual responsible for managing the implementation and monitoring of the overall portfolio management of funds for which the U.S. Quantitative Division is responsible is Sam Wilderman. Mr. Wilderman is the senior member of the U.S. Quantitative Division at GMO. Mr. Wilderman allocates responsibility for portions of each fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the funds, reviews the overall composition of the funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows.

Mr. Wilderman served as co-director of U.S. equity management since 2005 and has served as Director since January 2006. Prior to this position, Mr. Wilderman was responsible for emerging countries and emerging markets research and portfolio management as GMO.

International Quantitative Division The individual responsible for managing the implementation and monitoring of the overall portfolio management of the funds for which the International Quantitative Division is responsible is the director of the Division, Dr. Thomas Hancock. Dr. Hancock allocates responsibility for portions of each fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the funds, reviews the overall composition of the funds' portfolios, including compliance with stated investment objectives and strategies, and monitors cash flows. Dr. Hancock has been responsible for overseeing the portfolio management of GMO's international developed market and global quantitative equities portfolios since 1995.

                                                                 FUND DETAILS 31

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each fund's financial performance for the period shown. Each fund (except the Growth Opportunities Fund and International Core Fund) is newly organized and has no operations or financial information of its own prior to the date of this prospectus. The Growth Opportunities Fund and International Core Fund, each is the successor to a substantially similar investment company that was managed by the current subadviser to the funds. The financial information in the tables below was derived from the relevant predecessor fund's financial statements, which were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report along with the financial statements of each predecessor fund, is included in the Annual Reports for the predecessor funds (the Annual Reports of the relevant series of the GMO Trust for the Fiscal Year Ended February 28, 2006). This information should be read in conjunction with the financial statements contained in the Annual Reports for the predecessor funds, which are incorporated by reference into the Trust's SAI and are available upon request.

Growth Opportunities Fund
(formerly GMO Small/Mid Cap Growth Fund Class III)

CLASS A SHARES PERIOD FROM SEPTEMBER 16, 2005 THROUGH FEBRUARY 28, 2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 21.31
--------------------------------------------------------------------------------
Net investment income (loss)                                              0.04+
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                   1.94
--------------------------------------------------------------------------------
Total from investment operations                                          1.98
--------------------------------------------------------------------------------
Net asset value, end of period                                         $ 23.29
--------------------------------------------------------------------------------
Total return(1) (%)                                                       9.29**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (000's)                                      $ 1,898
--------------------------------------------------------------------------------
Net expenses to average daily net assets (%)                              0.48*
--------------------------------------------------------------------------------
Net investment income to average daily net assets (%)                     0.41*
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      43**
--------------------------------------------------------------------------------
Fees and expenses reimbursed by the Manager to average daily net
assets (%)                                                                5.45*

(1) Total return would have been lower had certain expenses not been reimbursed during the period.

 +    Calculated using average shares outstanding throughout the period.

 *    Annualized.

**    Not annualized.

32 FUND DETAILS

International Core Fund
(formerly GMO International Disciplined Equity Fund Class III)

CLASS A SHARES PERIOD FROM SEPTEMBER 16, 2005 THROUGH FEBRUARY 28, 2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 32.60
--------------------------------------------------------------------------------
Net investment income (loss)                                              0.19+
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                   3.47
--------------------------------------------------------------------------------
Total from investment operations                                          3.66
--------------------------------------------------------------------------------
Net asset value, end of period                                         $ 36.26
--------------------------------------------------------------------------------
Total return(1) (%)                                                      11.23**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (000's)                                      $16,774
--------------------------------------------------------------------------------
Net expenses to average daily net assets (%)                              0.55*
--------------------------------------------------------------------------------
Net investment income to average daily net assets (%)                     1.23*
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      22**
--------------------------------------------------------------------------------
Fees and expenses reimbursed by the Manager to average daily net
assets (%)                                                                1.67*

(1) Total return would have been lower had certain expenses not been reimbursed during the period.

 +    Calculated using average shares outstanding throughout the period.

 *    Annualized.

**    Not annualized.

                                                                 FUND DETAILS 33

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For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock Funds
III:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The SAI includes a summary of the funds' policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC    GMIPN 6/06

[JOHN HANCOCK(R) LOGO]

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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Now available: electronic delivery

www.jhfunds.com/edelivery
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